OPERATING LEASES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 containership	Dec. 31, 2013	Dec. 31, 2012
Leases, Operating [Abstract]
Asset Impairment Charges	$ 11,800	$ 0	$ 0
Minimum future revenues to be received under non-cancelable operating leases [Abstract]
2014	176,872
2015	160,500
2016	156,990
2017	117,070
2018	83,401
Thereafter	112,947
Total minimum lease revenues	807,780
Cost and accumulated depreciation of vessels leased on operating leases [Abstract]
Cost	1,715,510	1,360,605
Accumulated depreciation	338,377	270,989
Vessels and equipment, net	$ 1,377,133	$ 1,089,616
Number of container vessels impaired	5